Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

17. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only and does not distinguish between products for the purpose of making decisions about resources allocation and performance assessment. As such, the Group concluded that it has one operating segment and one reporting segment.

Long-lived assets, classified by major geographic regions are as follows.

	December 31, 2020		June 30, 2021
Geographic regions	Amount	%	Amount	%
PRC	198,921	94%	191,182	83%
Asia & Pacific	198,921	94%	191,182	83%
Germany	12,747	6%	21,462	9%
United Kingdom	120	0%	99	0%
Europe	12,867	6%	21,561	9%
United States	230	0%	18,930	8%
Total	212,018	100%	231,673	100%

Revenues, classified by major geographic regions in which the Group’s customers are located are as follows.

	Three months ended June 30,				Six months ended June 30,
	2020		2021		2020		2021
Geographic regions	Amount	%	Amount	%	Amount	%	Amount	%
PRC	8,680	40%	21,650	65%	11,610	41%	32,292	67%
India	738	3%	1,998	6%	1,135	4%	3,269	7%
Russia	5,052	23%	3,267	10%	5,535	19%	3,724	8%
Other countries	332	2%	2,169	6%	407	1%	2,283	5%
Asia & Pacific	14,802	68%	29,084	87%	18,687	65%	41,568	87%
United Kingdom	1,212	6%	3,508	11%	3,504	12%	5,212	10%
Netherlands	4,187	19%	2	0%	4,192	15%	22	0%
Other countries	1,491	7%	721	2%	2,234	8%	1,324	3%
Europe	6,890	32%	4,231	13%	9,930	35%	6,558	13%
Other	6	0%	57	0%	30	0%	184	0%
Total	21,698	100%	33,372	100%	28,647	100%	48,310	100%

21. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the Chief Executive officer (“CEO”), who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only and does not distinguish between products for the purpose of making decisions about resources allocation and performance assessment. As such, the Group concluded that it has one operating segment and one reporting segment.

Substantially all of the Group’s assets are located in the PRC. Revenues, classified by major geographic regions in which the Group’s customers are located are as follows.

	Year ended December 31,
Geographic regions	2018		2019		2020
	Amount	%	Amount	%	Amount	%
PRC	146,235	84%	49,346	64%	66,160	62%
India	—	0%	4,988	7%	8,570	8%
Russia	10,869	6%	3,673	5%	5,671	5%
Other countries	236	0%	7,430	10%	2,254	2%
Asia & Pacific	157,340	90%	65,437	86%	82,655	77%
United Kingdom	595	0%	668	1%	11,544	11%
Netherlands	1,621	1%	1,384	2%	5,326	5%
Other countries	14,352	9%	8,627	11%	7,444	7%
Europe	16,568	10%	10,679	14%	24,314	23%
Other	327	0%	318	0%	549	0%
Total	174,235	100%	76,434	100%	107,518	100%